Segment and geographic area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Reportable_Segments		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenue	$ 12,205		$ 12,825		$ 13,735
Operating profit	2,832		1,973		2,992
Property, plant and equipment, net	3,399		3,912		4,428
Threshold for reporting major customer (in hundredths)	10.00%		10.00%
Percentage of revenue plus indirect sales by major customer (in hundredths)					13.00%
Analog
Segment Reporting Information [Line Items]
Revenue	7,194		6,998		6,375
Operating profit	1,859		1,650		1,693
Embedded Processing
Segment Reporting Information [Line Items]
Revenue	2,450		2,257		2,381
Operating profit	185		158		387
Other
Segment Reporting Information [Line Items]
Revenue	2,561		3,570		4,979
Operating profit	788		165		912
U.S.
Segment Reporting Information [Line Items]
Revenue	1,666		1,596		1,468
Property, plant and equipment, net	1,765		1,931		2,159
Asia (a)
Segment Reporting Information [Line Items]
Revenue	7,370	[1]	7,808	[1]	8,619	[1]
Property, plant and equipment, net	1,277		1,547		1,739
Europe
Segment Reporting Information [Line Items]
Revenue	1,926		1,861		1,822
Property, plant and equipment, net	196		241		276
Japan
Segment Reporting Information [Line Items]
Revenue	1,072		1,357		1,462
Property, plant and equipment, net	144		174		228
Rest of World
Segment Reporting Information [Line Items]
Revenue	171		203		364
Property, plant and equipment, net	17		19		26
China (including Hong Kong)
Segment Reporting Information [Line Items]
Revenue	$ 5,200		$ 5,400		$ 5,800

[1]	Revenue from products shipped into China, including Hong Kong, was $5.2 billion in 2013, $5.4 billion in 2012 and $5.8 billion in 2011.